RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 25, 2022	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Jan. 10, 2022
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				$ 175,000
Promissory Note with Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					$ 175,000
Debt outstanding amount		$ 0	$ 0	0
Administrative Support Agreement | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000			$ 10,000